Note 6 - Restricted Cash (Details Textual) (Imported) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Ending Balance	$ 4,561	$ 4,374	$ 6,043	$ 5,832	$ 21,548
Surety Bond [Member]
Asset Retirement Obligation, Ending Balance	$ 59,900